Income Taxes (Significant Components of Deferred Income Tax Assets and Liabilities) (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Deferred income tax assets
Lease liabilities	$ 132	$ 120
Pension liability	93	117
Personal Injury & legal claims	61	61
Unrealized foreign exchange losses	61	0
Net operating losses and tax credit carryforwards	46	58
Compensation reserves	45	47
Other postretirement benefits liability	38	56
Other	53	68
Total deferred income tax assets	529	527
Deferred income tax liabilities
Properties	9,296	8,694
Pension asset	794	799
Operating lease right-of-use assets	117	111
Unrealized foreign exchange gains	0	55
Other	118	171
Total deferred income tax liabilities	10,325	9,830
Total net deferred income tax liability	9,796	9,303
Total net deferred income tax liability
Domestic	5,614	5,515
Foreign	4,182	$ 3,788
Net interest expense deduction carryforward	130
State and Local Jurisdiction [Member]
Total net deferred income tax liability
Net operating loss carryforwards	$ 231